Common Stock And Share-Based Compensation (Performance Shares) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, performance share award gross	774,125
Performance period for vesting of performance shares	3
Performance shares granted fair value	159,756	475,880
Employee service share based compensation nonvested performance shares total compensation cost not yet recognized	$ 17
Weighted-average period	1.24
Accrued performance share liability		68
Performance shares, total intrinsic value	$ 55	$ 17	$ 21
Performance Shares, Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at January 1, Number of Performance Shares	609,970
Granted, Number of Performance Shares	774,125
Vested, Number of Performance Shares
Forfeited, Number of Performance Shares	(58,689)
Nonvested at December 31, Number of Performance Shares	1,325,406	609,970
Nonvested at January 1, Weighted Average Exercise Price	$ 35.60
Granted, Weighted Average Exercise Price	33.91	35.60
Forfeited, Weighted Average Exercise Price	34.95
Nonvested at December 31, Weighted Average Exercise Price	$ 34.64	$ 35.60
Performance Shares, Liability Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at January 1, Number of Performance Shares	1,137,490
Granted, Number of Performance Shares
Vested, Number of Performance Shares	(516,411)
Forfeited, Number of Performance Shares	(22,716)
Nonvested at December 31, Number of Performance Shares	598,363
Nonvested at January 1, Weighted Average Exercise Price	$ 60.37
Vested, Weighted Average Exercise Price	$ 95.47
Forfeited, Weighted Average Exercise Price	11.34
Nonvested at December 31, Weighted Average Exercise Price	$ 0.00